Trade Receivables, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Trade Receivables, Net

Note 4 – TRADE RECEIVABLES, NET

As of March 31, 2021 and December 31, 2020, trade receivables consist of the following:

	March 31, 2021	December 31, 2020
Accounts receivables	$91,414	$44,296
Allowance for doubtful accounts	(9,006)	(16,422)
Total trade receivables, net	$82,408	$27,874

Note 4 – TRADE RECEIVABLES

As of December 31, 2020 and 2019, trade receivables consists of the following:

	December 31, 2020	December 31, 2019
Accounts receivables	$44,296	$82,927
Allowance for doubtful accounts	(16,422)	(8,134)
Total trade receivables, net	$27,874	$74,793